FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January	£ 36,138
At 1 January	(34,924)
Losses (gains) recognised in the income statement within other income	144	£ 154	£ (14)
At 31 December	25,834	36,138
At 31 December	(26,124)	(34,924)
Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January	1,399	1,469
At 1 January	(960)	(723)
Exchange and other adjustments	24	74
Exchange and other adjustments	(20)	(53)
Losses (gains) recognised in the income statement within other income	(208)	220
Losses (gains) recognised in the income statement within other income	215	(299)
Purchases (additions)	103	24
Purchases (additions)	(18)	(13)
(Sales) redemptions	(79)	(91)
(Sales) redemptions	53	128
Derecognised pursuant to tender offers and redemptions in respect of Enhanced Capital Notes		(476)
Transfers into the level 3 portfolio	33	216
Transfers into the level 3 portfolio	(74)
Transfers out of the level 3 portfolio	(216)	(37)
At 31 December	1,056	1,399	1,469
At 31 December	(804)	(960)	£ (723)
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	(208)	284
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	£ 213	£ (262)